SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 － SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company was established under the laws of Cayman Island on February 16, 2024, and was authorized to issue one class of ordinary share. As of June 30, 2024, to the Company was authorized to issue 100,000,000 ordinary shares, US$0.0001 par value per share, and had 13,250,000 ordinary share issued and outstanding, presented on a retroactive basis.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS